Business Combinations And Capital Reorganization	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Business Combinations And Capital Reorganization
6.	BUSINESS COMBINATIONS AND CAPITAL REORGANIZATION
A – Transaction with Wallbox Chargers and Kensington
The Business Combination Agreement involved the execution of the following steps agreed between the parties with the sole aim of performing an Initial Public Offering (IPO) to list on the New York Stock

Exchange (NYSE) and integrating new investors, and does not qualify as business combination under IFRS 3, as explained further on:

a)	Incorporating up Wallbox B.V. in the Netherlands on 7 June 2021;

b)	Converting Wallbox Chargers convertible bonds into shares of Wallbox Chargers on 16 September 2021;

c)	Converting Wallbox B.V. into Wallbox N.V.;

d)	Reverse subsidiary merger between Orion Merger Sub Corp. with Kensington Capital Acquisition Corp. II (Kensington);

e)	Share-for-share exchange of Wallbox Chargers shares into Wallbox N.V.;

f)	Share-for-share exchange of Kensington shares into Wallbox N.V.;

g)	PIPE investment;

h)	Listing;
Steps c to g took place at the same time at the Closing date of 1 October 2021. Listing on the NYSE started on 4 October 2021. Regarding steps e to g, on the Closing Date of 1 October 2021:

i.
each outstanding Class A ordinary share of Wallbox Chargers, S.L. (including each such share resulting from the conversion of convertible bonds of Wallbox Chargers, S.L. prior to the Closing Date by the noteholders thereof), and each outstanding Class B ordinary share was exchanged by means of a contribution in kind in exchange for the issuance of a number of Class A Shares or Wallbox Class B Shares by Wallbox N.V., as applicable, determined in each case by reference to an “Exchange Ratio,” calculated in accordance with the Business Combination Agreement (240.990795184659). All Wallbox shareholders, other than Enric Asunción Escorsa and Eduard Castañeda, received Wallbox Class A Shares in the exchange. Both Enric Asunción Escorsa and Eduard Castañeda received Class B Shares in the share capital of Wallbox;

ii.
each share of Kensington Class A Common Stock and Kensington Class B Common Stock outstanding immediately prior to the effective date of the merger with Orion Merger Sub Corp. (the “Merger Effective Time”) was converted into and become one share of new Kensington common stock, and each such share of new Kensington common stock was immediately thereafter exchanged by means of a contribution in kind in exchange for the issuance of Class A Shares of Wallbox N.V., whereby Wallbox N.V. issued one Class A Share for each share of new Kensington common stock exchanged;

iii.
In connection with the foregoing and concurrently with the execution of the Business Combination Agreement on 29 September 2021, Kensington and Wallbox N.V. entered into Subscription Agreements (the “Subscription Agreements”) with certain investors (the “PIPE Investors”), pursuant to which the PIPE Investors agreed to subscribe to, and Wallbox N.V. agreed to issue to such PIPE Investors, an aggregate of 11,100,000 Wallbox Class A Shares at USD 10.00 per share for gross proceeds of USD 111,000,000 (the “PIPE Financing”) on the Closing Date.

Wallbox N.V. had been incorporated on 7 June 2021, with ten shares of Euros 0.12, with the sole aim of reorganizing the previous group headed by Wallbox Chargers and to execute the Business Combination Agreement to implement the IPO of shares (new and old shares) to be listed on the NYSE. Consequently, all the steps were designed as a single transaction with a single aim (listing Wallbox Chargers’ business on the NYSE and integrating new investors), and this purpose has been considered as the basis of the accounting treatment to be provided to present an accurate account in Wallbox’s consolidated financial statements. In this regard, Wallbox N.V. became the parent of the group as per the contribution in kind of the shares of Wallbox Chargers and Kensington shares at 1 October 2021.

Wallbox Chargers acquisition
As per the Business Combination Agreement, Wallbox N.V. became the new parent of the Wallbox Group as per a contribution in kind of the shares of Wallbox Chargers, S.L. at 1 October 2021.
From an accounting perspective, the contribution in kind of Wallbox Chargers and subsidiaries qualifies as a ‘business combination involving entities or businesses under common control’ which are not in the scope of IFRS 3. IFRS has currently no guidance yet on how to account for these kind of transactions.
After analyzing all the factors involving the Transaction management has concluded that Wallbox N.V. cannot be considered as a separate entity acting in its own right as an acquirer in a business combination (it acts on the behalf of the same shareholders of Wallbox Chargers) and the economic substance of its incorporation and the holding of the shares of Wallbox Chargers is considered to be intended only for a reorganization of the group for the sole purpose of the IPO and integrating new investors.
Consequently, management has decided that Wallbox N.V. recognizes in its consolidated financial statements the net assets of Wallbox Chargers and its subsidiaries as per their previous carrying amounts (book value/pooling of interests (carry-over basis) accounting) and will apply this accounting treatment to similar transactions in the future.
Acquisition of Kensington Acquisition Corp. II
The contribution in kind of Kensington is not within the scope of IFRS 3 as Kensington does not meet the definition of a business in accordance with IFRS 3.
Therefore, Wallbox has not acquired a business through the contribution in kind. Kensington is only an acquired company whose net assets were integrated into Wallbox at the closing date, thus allowing Kensington shareholders to become part of the transaction and capture part of the value of the IPO of Wallbox to be compensated for their “services” in the process of listing Wallbox.
Consequently, the contribution in kind of Kensington shares has been accounted for within the scope of IFRS 2. Therefore, Kensington has been treated as the “acquired” company for financial reporting purposes and its net assets have been recognized at historical cost, with no goodwill or other intangible assets recorded.
Based on IFRS 2, and from an analysis of the transaction, it has been considered that the excess of fair value of Wallbox shares issued over the fair value of Kensington’s identifiable net assets acquired represents compensation for the service of stock exchange listing for its shares and has been expensed as incurred.
In this regard, the fair value of Kensington’s net assets at the closing date amounts to USD 115,243,682 or Euros 99,524,444 (comprised of cash and cash equivalents of Euros 114,015,290 and derivative warrant liabilities of Euros 14,490,846) plus the cash proceeds to be received from PIPE Investors amounting USD 111,000,000 or Euros 95,859,600, totaling Euros 195,384,044.
The fair value of the Wallbox Chargers business agreed between the independent parties involved in the Transaction amounts to USD 1,400,000,000 (Euros 1,209,040,000) in accordance with the Business Combination Agreement. Therefore, based on an 18.1% equity interest in Wallbox issued to Kensington shareholders, the fair value of the Wallbox shares exchanged in the transaction has been estimated at Euros 267,555,606.
Consequently, the difference between the fair value of the Wallbox shares exchanged (Euros 267,555,606) and the fair value of Kensington’s net assets (Euros 195,384,044), amounting to Euros 72,171,562, has been considered as an expense in the statement of profit or loss of Wallbox at closing date, as the representation of the value of the stock exchange listing services rendered by Kensington and its shareholders (see Note 22).

Comparative information
There is no approved guidance in IFRS regarding the presentation of comparatives when applying the pooling of interests method for business combinations between entities under common control.
Considering this lack of guidance and IAS 8, Management has determined that Wallbox restates its comparatives and adjust its current reporting period before the date of the transaction as if the combination has occurred at the start of the earliest period presented.
Wallbox has decided to
re-present
comparatives as the consolidated financial statements of Wallbox are considered to be a continuation of those of Wallbox Chargers.
Consequently, Wallbox N.V. is considered the parent of the Wallbox Group at 1 January 2019, and has included comparatives for a period of two years in the consolidated financial statements for the year ended 31 December 2021. From this date, Wallbox’s consolidated financial statements will be the continuation of those issued by Wallbox Chargers, recognizing the incorporation of Kensington as of 1 October 2021.
Therefore, and under the pooling of interest method, the equity of Wallbox at 1 January 2019 is considered to be the accounting value of the net assets of the Wallbox Chargers Group per that date:

(In Euros)	1 January 2019
Share capital	121,800
Share premium	6,178,754
Accumulated deficit	(2,580,142)
Foreign currency translation reserve	2,524

Total Equity attributable to owners of the Company	3,722,936

From that date and until 1 October 2021, the structure of Wallbox’s equity and net assets remains the same as in Wallbox Chargers. On 1 October 2021, considering the share capital increases in Wallbox N.V. due to the legal contribution in kind of Wallbox Chargers and Kensington, certain adjustments were made to estimate the net equity and to present the share capital of Wallbox, considering that the Wallbox Group’s losses for the period until 30 September 2021 include those for Wallbox N.V. as of its date of incorporation (7 June 2021) and those for the Wall Box Chargers Group from 1 January 2021 to 30 September 2021:

(In Euros)	1 October 2021
Share capital	44,429,723
Share premium	321,788,878
Loss for the period	(154,680,293)
Other equity components	4,370,803
Foreign currency translation reserve	118,309

Total Equity attributable to owners of the Company	216,027,420

Treatment of transaction costs
In accordance with IAS 32, Wallbox has analyzed the total costs incurred in the Transaction to determine which were incremental and directly attributable to the issue of new shares, and hence are to be deducted from equity directly rather than being expenses through profit or loss.
Some costs have been considered 100% attributable to the issuance of the new shares in exchange for cash, while other costs incurred related to a combination of the issuance of new shares and obtaining the listing. For this latter group of costs, only the part that could be attributed to the issuance of new shares in exchange for cash are deducted from equity, which percentage was determined as the ratio of the number of new shares issued in exchange for cash compared to the total number of outstanding shares after the Transaction.
A total amount of Euros 17,397,322 (Note 16) of incremental and directly attributable costs for the issuance of new shares has been deducted from share premium directly. Non-incremental and not directly attributable costs for the issuance of shares in the amount of Euros 8,046,158 (Note 20) are expensed in profit or loss.
Impact of the Transaction on
earnings-per-share
(the EPS)
The contribution in kind of the shares of Wallbox Chargers has not changed the number of ordinary shares without a change in resources. Since Wallbox N.V. would be considered the parent of the Wallbox Group at 1 January 2019 for comparison purposes, it has been considered reasonable to apply the same Exchange Ratio of 240.990795184659 used at 1 October 2021.
The contribution in kind of Kensington shares modified the number of ordinary shares with a change in resources (the net assets of Kensington are new in the Wallbox Group and are considered a change in resources). Therefore, such new shares would impact the weighted average number of ordinary shares outstanding from 1 October 2021.

Consequently, the weighted average number of ordinary shares outstanding for basic and diluted EPS for the prior periods is as follows:

	1 January 2019	31 December 2019	31 December 2020

Shares	Ourstanding shares
Class A	2,436	258,800	280,737
Class B	—	78,500	111,381

Total	2,436	337,300	392,118

Shares for Basic EPS Wallbox Chargers	243,600	337,300	392,118
Exchange ratio	240.99	240.99	240.99

Adjusted number of shares	58,705,363	81,286,202	94,496,837

B – Intelligent Solutions AS
On 19 February 2020, the Group acquired Intelligent Solutions AS (renamed into Wallbox AS), incorporated in Norway, a marketer of charging solutions for electric vehicles that exclusively distributed Wallbox products, in addition to offering other related services such as the installation of charging points. The Group agreed to pay fo
r
61.66
% of the

share capital in May 2020 and grant put options for 38.34% of share capital to acquire 100% of the share-capital (as per the policy choice referred to in the Significant Accounting Policies (A. i), the Group has recognized the acquisition of 100% of the interest in the subsidiary, not recognizing non-controlling
interests). The fair value of the put options granted to sellers amounted to Euros 2,597,039 at the acquisition date.
Wallbox decided to acquire Intelligent Solutions AS because it gives the Group access to the European market of countries in which EV demand is most developed.

Details of the purchase consideration are as follows:

(In Euros)
Purchase consideration:
Amount paid	140,534
Put option liability	2,597,039

Total	2,737,573

The Purchase Price Allocation (PPA) was finalized without identifying any asset with a fair value that differs from its carrying amount. Therefore, the difference between the consideration paid and the fair value of the net assets acquired was assigned to goodwill.
The resulting residual goodwill from the acquisition of Intelligent Solutions AS includes:

i.	Premium paid by Wallbox to enter Norway and Sweden (existing platform in these countries) in order to speedily expand the Wallbox brand into the leading markets in Europe;

ii.	Gain control of the entire value chain (Intelligent Solutions AS exclusively distributed Wallbox products in Norway and Sweden);

iii.	Wallbox’s ability to attract new customers in the most mature electric vehicle market in Europe;

iv.	Improvement in expected performance of the business (i.e.: revenue growth, profitability margins) through the know-how of Wallbox management; and

v.	Other potential synergies with Wallbox;

vi.	Includes the value of the workforce in the place acquired.
Upon initial recognition, it had been estimated that the put option liability would be exercised in January 2023. However, in August 2021, the Group agreed with the former shareholders to settle the put option liability during the second half of 2021. This led to an adjustment of the present value of the liability on that date. Payment was finally made on 19 August 2021, September 2nd 2021 and 9 November 2021 for the amount of Euros 1,000,000, Euros 125,000 and Euros 1,750,000, respectively, generating an impact of Euros 156,619 in the net finance costs heading.
Assets and liabilities recognized at fair value as a result of the acquisition were as follows:

(In Euros)
Property, plant and equipment	15,917
Deferred tax assets	12,435
Inventories	499,237
Trade and other financial receivables	144,152
Cash and cash equivalents	102,969

Total Assets	774,710

Trade and other financial payables	(563,017)
Loans and borrowings	(125,909)
Other payables	(45,503)

Total Liabilities	(734,429)

Identifiable net assets acquired	40,281

Cash consideration transferred	140,534
Put option liability	2,597,039

Goodwill arising on acquisition	2,697,292

The
 contribution in 2021 of the acquired business to the consolidated revenue has been Euros 9,214,357 (Euros 3,903,890 in 2020), and the consolidated loss has been
Euros 541,534 (Euros 96,909 in 2020). The acquisition occurred early in 2020, and the contribution of the business for the whole calendar year would not have significantly differed from thes
e
numbers.
C
–
Electromaps, S.L.
On 3 September 2020 the Group assumed control of Electromaps, S.L., incorporated in Spain, a software company that develops a leading platform for the management of public infrastructure for electric vehicles, through a capital increase of Euros 500,000, representing 51% of share-capital. The Group also granted call and put options for 49% of the share capital held by the
non-controlling
interests. As per the policy choice referred to in the Significant Accounting Policies (5.A.i), the Group has recognized the acquisition of 100% of the interests in the subsidiary and has not recognized non-controlling
interests. The fair value of the put option granted to sellers amounted to Euros 3,645,117 at the acquisition date. The value of the call was nil at the acquisition date and has remained nil subsequently.
Wallbox decided to acquire Electromaps as it provides the Group with a leading platform which is complementary to its business and has significant synergies for revenue and costs.
Details of the purchase consideration were as follows:

(In Euros)
Purchase consideration:
Amount paid	500,000
Put option liability	3,645,117

Total	4,145,117

The initial accounting for the Electromaps, S.L. business combination has been restated once the Purchase Price Allocation procedures have been considered definitive, as additional information has been made available during this year that has allowed it to carry out a more precise exercise (see Note 2). The purchase price allocation has identified customer relationships and trademarks as new assets. Therefore, the fair value of these new identified intangible assets acquired has been allocated from goodwill (see Note 6), resulting in a restatement of the prior year statement of financial position.
The liability for the redemption amount has been estimated discounting the contractual strike price of Euros 4,000,000 as of three months after the approval of the 2023 statutory accounts of Electromaps at an annual rate of 2.69%. This has resulted in a finance cost of Euros 98,925 during 2021 (Euros 32,396 during 2020). The value of the put option liability at 31 December 2021 is Euros 3,776,438 (Euros 3,677,513 at 31 December 2020). The estimated payment date is 31 March 2024.

As a result of the completion of the PPA, the assets and liabilities recognized at fair value as a result of the acquisition are as follows:

(In Euros)	Acquisition date	Effect of IFRS 3	Acquisition date restated
Property, plant and equipment	2,859	—	2,859
Intangible assets	159,337	162,543	321,880
Investments	955	—	955
Trade and other financial receivables	66,514	—	66,514
Cash and cash equivalents	583,761	—	583,761

Total Assets	813,426	162,543	975,969

Trade and other financial payables	(39,256)	—	(39,256)
Loans and borrowings	(173,667)	—	(173,667)
Other payables	(34,134)	—	(34,134)
Deferred tax liabilities	—	(40,636)	(40,636)

Total Liabilities	(247,057)	(40,636)	(287,693)

Identifiable net assets acquired	566,369	121,907	688,276

Cash consideration transferred	500,000	—	500,000
Put option liability	3,645,117	—	3,645,117

Goodwill arising on acquisition	3,578,748	(121,907)	3,456,841

Due to the change in the fair values of assets and liabilities recognized in the business combination, intangible assets, goodwill and deferred tax liabilities have been restated for Euros 162,543, Euros 121,907 and Euros 40,636, respectively.

The

contribution in 2021 of the acquired business to the consolidated revenue has amounted to Euros 354,077 (Euros 125,196 in 2020), and the consolidated loss has been Euro
s 420,108 (Euros 51,003 in 2020).
If the business combination had taken place at 1 January 2020, the contribution to consolidated revenue and the consolidated loss for the year would have amounted to Eur os 363,000 and Euros 3,000, respectively.

(In Euros)	Cash flows on acquisitions
Cash consideration	640,534
Cash and cash equivalents	(686,730)

Net cash flow on acquisition	(46,196)

Costs related to business combinations during 2020 amounted to Euros 15,450 and have been recognized as operating expenses in the statement of profit or loss.